SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 23, 2024	Sep. 30, 2024	Apr. 11, 2023	Oct. 21, 2022
Common stock par value, per share					$ 0.001
Common stock, shares authorized				500,000,000	50,000,000
Common Class B [Member]
Common stock par value, per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common Class A [Member]
Common stock par value, per share	$ 0.008	$ 0.008	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000		400,000,000	400,000,000